Note 5. Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 029 [Member]
EBP, Tax Status [Line Items]
EBP, Tax Status	Income Tax Status
The Plan has received a determination letter from the IRS dated April 19, 2017, stating that the Plan is qualified under Section 401(a) of the Code, and therefore, the related trust is exempt from taxation. Subsequent to receiving the determination letter, the Plan was amended and restated. The Plan is required to operate in conformity with the Code to maintain its qualification. The plan administrator believes the Plan is being operated in compliance with the applicable requirements of the Code and therefore believes the Plan, as amended and restated, is qualified and the related trust is tax-exempt.
Generally accepted accounting principles in the U.S. require plan management to evaluate uncertain tax positions taken by the Plan. The financial statement effects of a tax position are recognized when the position is more likely than not, based on the technical merits, to be sustained upon examination by the IRS. The plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025, there are no uncertain positions taken or expected to be taken. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.